Note 14 - Financial Instruments - Summary of Derivative Fair Values (Details) - Class B Warrants [Member] - Non-Current Liabilities [Member] - Fair Value, Inputs, Level 3 [Member] - Cox, Ross and Rubinstein Binomial [Member]
$ in Thousands
Dec. 31, 2020 USD ($)
Warrants, fair value	$ 66
Warrants, volatility	109